Segments - Segment Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	$ 150,186	$ 90,665	$ 45,765
Revenues inter-segment	0	0	0
Net income/(loss) from equity accounted investments	620	259	53
Total revenues and other income	150,806	90,924	45,818
Purchases (net of inventory variation)	(53,806)	(35,160)	(20,986)
Operating, selling, general and administrative expenses	(10,595)	(9,378)	(9,537)
Depreciation and amortisation	(8,878)	(10,432)	(9,515)
Net impairment (losses)/reversals	(2,487)	(1,287)	(5,720)
Exploration expenses	(1,205)	(1,004)	(3,483)
Total Operating expenses	(71,995)	(57,261)	(49,241)
Net operating income/(loss)	78,811	33,663	(3,423)
Additions to PP&E, intangibles and equity accounted investments	9,994	8,506	9,762
Balance sheet information [abstract]
Equity accounted investments	2,758	2,686	2,262
Noncurrent Assets	79,851	84,618	92,623
Assets classified as held for sale	1,018	676	1,362
REN [member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	298	457
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	15,437	13,406	13,704
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	61,656	68,527	76,657
Segments [member] | E&P- Norway [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	1,299	414	215
Revenues inter-segment	74,631	38,972	11,804
Net income/(loss) from equity accounted investments	0	0	0
Total revenues and other income	75,930	39,386	12,019
Purchases (net of inventory variation)	0	0	0
Operating, selling, general and administrative expenses	(3,782)	(3,653)	(2,736)
Depreciation and amortisation	(4,986)	(6,002)	(4,466)
Net impairment (losses)/reversals	(819)	1,102	(1,260)
Exploration expenses	(366)	(363)	(423)
Total Operating expenses	(8,315)	(8,915)	(8,886)
Net operating income/(loss)	67,614	30,471	3,133
Additions to PP&E, intangibles and equity accounted investments	4,922	4,943	5,004
Balance sheet information [abstract]
Equity accounted investments	3	3	3
Noncurrent Assets	28,510	36,502	39,355
Assets classified as held for sale	0	0	0
Segments [member] | E&P- Norway [member] | Restated due to implementation of IFRS 16 [member]
Disclosure of operating segments [line items]
Operating, selling, general and administrative expenses		77	93
Depreciation and amortisation		(222)	(181)
Balance sheet information [abstract]
Noncurrent Assets		1,201	1,623
Segments [member] | E&P International [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	1,134	1,121	452
Revenues inter-segment	6,124	4,230	3,183
Net income/(loss) from equity accounted investments	172	214	(146)
Total revenues and other income	7,431	5,566	3,489
Purchases (net of inventory variation)	(116)	(58)	(72)
Operating, selling, general and administrative expenses	(1,698)	(1,405)	(1,374)
Depreciation and amortisation	(1,445)	(1,734)	(2,105)
Net impairment (losses)/reversals	286	(1,587)	(1,426)
Exploration expenses	(638)	(451)	(2,071)
Total Operating expenses	(4,183)	(5,237)	(7,048)
Net operating income/(loss)	3,248	329	(3,559)
Additions to PP&E, intangibles and equity accounted investments	2,623	1,834	2,588
Balance sheet information [abstract]
Equity accounted investments	550	1,417	1,125
Noncurrent Assets	15,868	15,422	17,960
Assets classified as held for sale	1,018	676	0
Segments [member] | E&P USA [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	305	377	368
Revenues inter-segment	5,217	3,771	2,247
Net income/(loss) from equity accounted investments	0	0	0
Total revenues and other income	5,523	4,149	2,615
Purchases (net of inventory variation)	0	0	0
Operating, selling, general and administrative expenses	(938)	(1,074)	(1,310)
Depreciation and amortisation	(1,422)	(1,665)	(1,889)
Net impairment (losses)/reversals	(1,060)	(69)	(1,938)
Exploration expenses	(201)	(190)	(990)
Total Operating expenses	(1,501)	(2,998)	(6,127)
Net operating income/(loss)	4,022	1,150	(3,512)
Additions to PP&E, intangibles and equity accounted investments	764	690	1,067
Balance sheet information [abstract]
Equity accounted investments	0	0	0
Noncurrent Assets	11,311	11,406	12,588
Assets classified as held for sale	0	0	1,159
Segments [member] | MMP [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	147,173	87,050	44,623
Revenues inter-segment	527	321	309
Net income/(loss) from equity accounted investments	406	22	31
Total revenues and other income	148,105	87,393	44,963
Purchases (net of inventory variation)	(139,916)	(80,873)	(38,072)
Operating, selling, general and administrative expenses	(4,591)	(3,753)	(4,564)
Depreciation and amortisation	(881)	(869)	(875)
Net impairment (losses)/reversals	(895)	(735)	(1,076)
Exploration expenses	0	0	0
Total Operating expenses	(144,493)	(86,230)	(44,587)
Net operating income/(loss)	3,612	1,163	376
Additions to PP&E, intangibles and equity accounted investments	1,212	517	1,048
Balance sheet information [abstract]
Equity accounted investments	688	113	95
Noncurrent Assets	4,619	4,006	5,605
Assets classified as held for sale	0	0	0
Segments [member] | MMP [member] | Restated due to implementation of IFRS 16 [member]
Disclosure of operating segments [line items]
Operating, selling, general and administrative expenses		523	494
Depreciation and amortisation		(509)	(481)
Balance sheet information [abstract]
Noncurrent Assets		987	1,238
Segments [member] | REN [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	127	1,394	18
Revenues inter-segment	0	0	0
Net income/(loss) from equity accounted investments	58	16	163
Total revenues and other income	185	1,411	181
Purchases (net of inventory variation)	0	0	0
Operating, selling, general and administrative expenses	(265)	(163)	(214)
Depreciation and amortisation	(4)	(3)	(1)
Net impairment (losses)/reversals	0	0	0
Exploration expenses	0	0	0
Total Operating expenses	(269)	(166)	(216)
Net operating income/(loss)	(84)	1,245	(35)
Additions to PP&E, intangibles and equity accounted investments	298	457	33
Balance sheet information [abstract]
Equity accounted investments	1,452	1,108	1,017
Noncurrent Assets	316	157	4
Assets classified as held for sale	0	0	203
Segments [member] | Other [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	149	307	88
Revenues inter-segment	55	41	39
Net income/(loss) from equity accounted investments	(16)	7	5
Total revenues and other income	187	355	132
Purchases (net of inventory variation)	0	1	1
Operating, selling, general and administrative expenses	(223)	(432)	(59)
Depreciation and amortisation	(142)	(158)	(178)
Net impairment (losses)/reversals	0	2	(19)
Exploration expenses	0	0	1
Total Operating expenses	(365)	(590)	(254)
Net operating income/(loss)	(178)	(234)	(122)
Additions to PP&E, intangibles and equity accounted investments	176	64	22
Balance sheet information [abstract]
Equity accounted investments	65	45	25
Noncurrent Assets	1,031	1,032	1,144
Assets classified as held for sale	0	0	0
Segments [member] | Other [member] | Restated due to implementation of IFRS 16 [member]
Disclosure of operating segments [line items]
Operating, selling, general and administrative expenses		(696)	(693)
Depreciation and amortisation		799	718
Balance sheet information [abstract]
Noncurrent Assets		(2,255)	(2,987)
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	0	0	0
Revenues inter-segment	(86,554)	(47,335)	(17,581)
Net income/(loss) from equity accounted investments	0	0	0
Total revenues and other income	(86,554)	(47,335)	(17,581)
Purchases (net of inventory variation)	86,227	45,772	17,157
Operating, selling, general and administrative expenses	904	1,102	722
Depreciation and amortisation	0		1
Net impairment (losses)/reversals	0		(1)
Exploration expenses	0	0	1
Total Operating expenses	87,131	46,873	17,877
Net operating income/(loss)	577	(461)	295
Additions to PP&E, intangibles and equity accounted investments	0	0	0
Balance sheet information [abstract]
Equity accounted investments	0	0	0
Noncurrent Assets	0	0	0
Assets classified as held for sale	$ 0	$ 0	$ 0